Statements of Operations (Parenthetical) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Income Statement [Abstract]
Aggregate shares subject to possible redemption			978,750	28,423,164	28,664,418	28,504,462
Excludes interest income attributable to common stock subject to possible redemption	$ 256,732	$ 1,563,355		$ 916,063	$ 1,702,546	$ 4,202,325